9. Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt Tables
Schedule of long-term debt instruments
	2015	2014
Xerox Copier Lease, due in 63 installments of $145.
ending in April 2018. Payments include interest at 4%.	$3,873	$5,426
	3,873	5,426
Current portion	(1,500)	(1,500)
Long-term portion	$2,373	$3,926